Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Other Components of Equity (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Miscellaneous equity [abstract]
Number of treasury shares acquired	847,620
Number of treasury shares disposed	895,333
Treasury shares, Amount directly reflected in equity	₩ 653	₩ 5,410